Revenues and Net Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Revenues

(€’000)	For the year ended 31 December,
	2018	2017	2016
Out-licensing revenue	2,399	3,505	9,929
C-CathEZ sales	—	35	83
Other revenue	716	—	—

Total	3,115	3,540	10,012

Summary of Other Operating Income and Expenses

(€’000)	For the year ended December 31,
	2018	2017
Remeasurement of contingent consideration	5,604	—
Clinical Development milestone payment	1,372	—
Remeasurement of RCA’s	998	—
Fair value adjustment on securities	182	—
Other	243	41

Total Other Expenses	8,399	41

(€’000)	For the year ended December 31,
	2018	2017
Grant income (RCA’s)	768	824
Grant income (Other)	—	56
Remeasurement of RCA’s	—	396
Remeasurement of contingent consideration	—	193
R&D tax credit	310	1,161

Total Other Income	1,078	2,630